Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Wanger Advisors Trust
Entity Central Index Key	0000929521
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
Wanger International - WSCAX
Shareholder Report [Line Items]
Fund Name	Wanger International
Class Name	Wanger International
Trading Symbol	WSCAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Wanger International (the Fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What
were
the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Fund	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Wanger International	$ 115	1.14%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]
Management's
Discussion of Fund Performance
The performance of the Fund for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the financials and energy sectors, and from a country perspective in Australia and Sweden, boosted the Fund’s results most during the annual period.
Allocations
| Smaller allocations to the materials and consumer staples sectors and larger allocations to the communication services and industrials sectors, and out-of-benchmark positions in Vietnam, India and Canada, buoyed Fund results during the annual period.
Individual holdings
| Positions in Pro Medicus Ltd., an Australian provider of radiology services; FPT Corp., an information technology service provider headquartered in Vietnam; Niterra Co., Ltd., a Japanese auto parts manufacturer; Capcom Co., Ltd., a Japanese maker of home video, online, mobile and arcade games; and Fisher & Paykel Healthcare, a manufacturer of sleep apnea solutions in New Zealand, were among the top contributors to Fund performance.
Top Performance Detractors
Stock selection
| Selections in the industrials, information technology, consumer discretionary and consumer staples sectors, and from a country perspective in Japan, the United Kingdom, Italy, Germany, Norway and the Netherlands, hurt the Fund’s results most during the annual period.
Allocations
| A larger allocation to the real estate sector and a smaller allocation to the consumer discretionary sector detracted, as did out-of-benchmark positions in Taiwan and Mexico.
Individual holdings
| Fund positions in IDP Education Ltd., an Australian provider of education services; Parade Technologies Ltd., a Taiwanese maker of integrated circuit products; Corporacion Inmobiliaria Vesta SAB de CV, a Mexican real estate developer; Kokusai Electric Corp., a Japanese manufacturer of electrical equipment, semiconductor systems and industrial video cameras; Tecan Group AG, a Swiss producer of laboratory instruments and solutions in biopharmaceuticals, forensics and clinical diagnostics, were among the top detractors during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Wanger International (a)	(8.25)	(0.72)	3.07
MSCI EAFE SMID Cap Growth Index (Net) (b)	1.56	1.61	4.99
MSCI ACWI ex USA Small Cap Growth Index (Net)	3.13	3.71	5.66
MSCI ACWI ex USA Small Cap Index (Net)	3.36	4.30	5.66
MSCI EAFE Index (Net) (b)	3.82	4.73	5.20
(a)
The Fund’s performance prior to September 3, 2024 reflects returns achieved pursuant to different principal investment strategies. If the Fund’s current strategies had been in place for the prior periods, results shown would have been different.

(b)
Effective September 3, 2024, the Fund compares its performance to that of the MSCI EAFE SMID Cap Growth Index (Net) and the MSCI EAFE Index (Net) (the New Indices). Prior to this date, the Fund compared its performance to that of the MSCI ACWI ex USA Small Cap Growth Index (Net) and the MSCI ACWI ex USA Small Cap Index (Net) (the Former Indices).
The Fund changed its primary and secondary benchmarks in connection with Board-approved changes to its principal investment strategies that became effective September 3, 2024. The Investment Manager believes that the New Indices provide more appropriate comparisons than the Former Indices for investors measuring the Fund’s relative performance. Information on the Former Indices will be shown for a one-year transition period.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Effective September 3, 2024, the Fund compares its performance to that of the MSCI EAFE SMID Cap Growth Index (Net) and the MSCI EAFE Index (Net) (the New Indices). Prior to this date, the Fund compared its performance to that of the MSCI ACWI ex USA Small Cap Growth Index (Net) and the MSCI ACWI ex USA Small Cap Index (Net) (the Former Indices).
Prior Market Index Comparison [Text Block]	The Fund changed its primary and secondary benchmarks in connection with Board-approved changes to its principal investment strategies that became effective September 3, 2024. The Investment Manager believes that the New Indices provide more appropriate comparisons than the Former Indices for investors measuring the Fund’s relative performance. Information on the Former Indices will be shown for a one-year transition period.
Material Change Date	Sep. 03, 2024
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.
Net Assets	$ 270,030,723
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 3,035,602
Investment Company, Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]
Key
Fund
Statistics
Fund net assets	$ 270,030,723
Total number of portfolio holdings	67
Investment advisory fee (represents 0.99% of Fund average net assets)	$ 3,035,602
Portfolio turnover for the reporting period	34%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top
Holdings
Belimo Holding AG, Registered Shares	3.2%
Capcom Co., Ltd.	2.8%
Niterra Co., Ltd.	2.7%
Intermediate Capital Group PLC	2.7%
Auto Trader Group PLC	2.6%
Fisher & Paykel Healthcare Corp., Ltd.	2.3%
InterParfums, Inc.	2.3%
CTS Eventim AG & Co. KGaA	2.2%
Rightmove PLC	2.2%
IMCD NV	2.1%
Equity Sector Allocation
Geographic Allocation

Largest Holdings [Text Block]
Top
Holdings
Belimo Holding AG, Registered Shares	3.2%
Capcom Co., Ltd.	2.8%
Niterra Co., Ltd.	2.7%
Intermediate Capital Group PLC	2.7%
Auto Trader Group PLC	2.6%
Fisher & Paykel Healthcare Corp., Ltd.	2.3%
InterParfums, Inc.	2.3%
CTS Eventim AG & Co. KGaA	2.2%
Rightmove PLC	2.2%
IMCD NV	2.1%

Material Fund Change [Text Block]
Certain Fund Changes
This is a summary of certain changes to the Fund during the reporting period. For more complete information, you may review the Fund’s prospectus, which is available at
columbiathreadneedleus.com/resources/literature
or upon request at 1-800-345-6611.
Effective September 3, 2024, the Fund changed its policy to invest at least 65% of its net assets in foreign companies in developed markets as well as emerging markets to a policy to invest at least 65% of its net assets in just foreign companies in developed markets. The Fund added a policy that it may invest up to 20% of its net assets in companies in emerging markets. In connection with these changes, the Fund’s primary and secondary benchmarks changed to the MSCI EAFE SMID Cap Growth Index (Net) and the MSCI EAFE Index (Net), respectively.

Material Fund Change Strategies [Text Block]	Effective September 3, 2024, the Fund changed its policy to invest at least 65% of its net assets in foreign companies in developed markets as well as emerging markets to a policy to invest at least 65% of its net assets in just foreign companies in developed markets. The Fund added a policy that it may invest up to 20% of its net assets in companies in emerging markets. In connection with these changes, the Fund’s primary and secondary benchmarks changed to the MSCI EAFE SMID Cap Growth Index (Net) and the MSCI EAFE Index (Net), respectively.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund during the reporting period. For more complete information, you may review the Fund’s prospectus, which is available at
columbiathreadneedleus.com/resources/literature
or upon request at 1-800-345-6611.
Updated Prospectus Phone Number	1-800-345-6611
Updated Prospectus Web Address	columbiathreadneedleus.com/resources/literature